Investment Held in Trust Account (Details) - Schedule of fair value of held to maturity securities - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Marketable Securities [Line Items]
Carrying Value/Amortized Cost		$ 170,027,342
Gross Unrealized Gains		4,916
Gross Unrealized losses		(148)
Fair Value	$ 170,064,998	170,032,110
U.S. Money Market [Member]
Marketable Securities [Line Items]
Carrying Value/Amortized Cost		203
Gross Unrealized Gains
Gross Unrealized losses
Fair Value	203	203
U.S. Treasury Securities [Member]
Marketable Securities [Line Items]
Carrying Value/Amortized Cost		170,027,139
Gross Unrealized Gains		4,916
Gross Unrealized losses		(148)
Fair Value	170,064,795	170,031,907
Level 1 [Member]
Marketable Securities [Line Items]
Carrying Value/Amortized Cost	170,027,342	170,027,342
Level 1 [Member] | U.S. Money Market [Member]
Marketable Securities [Line Items]
Carrying Value/Amortized Cost	203	203
Level 1 [Member] | U.S. Treasury Securities [Member]
Marketable Securities [Line Items]
Carrying Value/Amortized Cost	170,027,139	170,027,139
Level 2 [Member]
Marketable Securities [Line Items]
Gross Unrealized Gains	37,656	4,916
Level 2 [Member] | U.S. Money Market [Member]
Marketable Securities [Line Items]
Gross Unrealized Gains
Level 2 [Member] | U.S. Treasury Securities [Member]
Marketable Securities [Line Items]
Gross Unrealized Gains	37,656	4,916
Level 3 [Member]
Marketable Securities [Line Items]
Gross Unrealized losses		(148)
Level 3 [Member] | U.S. Money Market [Member]
Marketable Securities [Line Items]
Gross Unrealized losses
Level 3 [Member] | U.S. Treasury Securities [Member]
Marketable Securities [Line Items]
Gross Unrealized losses		$ (148)